Finance Costs - Summary of Finance Costs (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense, Corporate bonds	$ 19,278.1		$ 17,848.9	$ 14,116.1
Lease liabilities	373.4		382.0	267.1
Interest expense, Bank loans	150.8		95.4	32.0
Interest expense, Others	3.4		2.8	1.7
Less: Capitalized interest under property, plant and equipment	(9,310.3)		(6,329.7)	(2,666.9)
Finance costs	$ 10,495.4	$ 320.1	$ 11,999.4	$ 11,750.0
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Capitalisation rate	1.20%	1.20%	1.08%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Capitalisation rate	3.34%	3.34%	3.36%